Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net loss	$ (191,432)	$ (1,022,066)	$ (67,221)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation		434,516
Changes is assets and liabilities
Decrease in due from related party	(138,330)	26,662
Increase in advance from officers			52,000
Increase (decrease) in accounts payable and accrued expenses	148,255	(134,803)	67,196
Cash used in operating activities	(181,507)	(695,691)	51,975
Cash flows from investing activities
Cash paid for license	(65,000)	(35,000)
Cash paid for acquisition deposit	(86,670)	(12,900)	(50,000)
Cash used in investing activities	(151,670)	(47,900)	(50,000)
Cash flows from financing activities
Cash proceeds from issuance of common stock	582,500	1,261,592
Payment of offering costs	(6,545)	(27,380)
Cash provided by financing activities	575,955	1,234,212
Net increase in cash and cash equivalents	242,778	490,621	1,975
Cash and cash equivalents, beginning of period		242,778
Cash and cash equivalents, end of period	242,778	733,399	1,975
Supplemental disclosure of non-cash investing and financing activities
Issuance of common stock to related party for costs and expenses	201,228
Unpaid license costs	65,000
Unpaid offering costs	$ 22,464
Shares issued for Kinder Exchange		$ 99,570